Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,103,002.27

Principal:
Principal Collections	$21,258,032.52
Prepayments in Full	$11,964,933.20
Liquidation Proceeds	$639,948.24
Recoveries	$5,579.42
Sub Total	$33,868,493.38
Collections	$36,971,495.65

Purchase Amounts:
Purchase Amounts Related to Principal	$362,355.23
Purchase Amounts Related to Interest	$1,784.47
Sub Total	$364,139.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,335,635.35

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,335,635.35
Servicing Fee	$709,296.38	$709,296.38	$0.00	$0.00	$36,626,338.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,626,338.97
Interest - Class A-2 Notes	$21,329.38	$21,329.38	$0.00	$0.00	$36,605,009.59
Interest - Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$36,330,749.59
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$36,042,277.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,042,277.09
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$35,964,643.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,964,643.09
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$35,906,731.09
Third Priority Principal Payment	$4,249,459.42	$4,249,459.42	$0.00	$0.00	$31,657,271.67
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$31,585,907.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,585,907.67
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$4,225,907.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,225,907.67
Residuel Released to Depositor	$0.00	$4,225,907.67	$0.00	$0.00	$0.00
Total		$37,335,635.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,249,459.42
Regular Principal Payment					$27,360,000.00
Total					$31,609,459.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,609,459.42	$90.88	$21,329.38	$0.06	$31,630,788.80	$90.94
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$31,609,459.42	$22.65	$790,971.88	$0.57	$32,400,431.30	$23.22

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$37,640,088.83	0.1082234	$6,030,629.41	0.0173394
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$781,620,088.83	0.5601084	$750,010,629.41	0.5374571

Pool Information
Weighted Average APR	4.229%	4.221%
Weighted Average Remaining Term	44.88	44.04
Number of Receivables Outstanding	44,378	43,375
Pool Balance	$851,155,657.76	$816,597,707.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$781,620,088.83	$750,010,629.41
Pool Factor	0.5711720	0.5479817

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$66,587,078.34
Targeted Overcollateralization Amount	$66,587,078.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,587,078.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		112	$332,680.82
(Recoveries)		54	$5,579.42
Net Losses for Current Collection Period			$327,101.40
Cumulative Net Losses Last Collection Period			$3,571,645.36
Cumulative Net Losses for all Collection Periods			$3,898,746.76

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.69%	679	$13,817,419.04
61-90 Days Delinquent	0.17%	63	$1,359,085.13
91-120 Days Delinquent	0.04%	12	$323,722.05
Over 120 Days Delinquent	0.10%	38	$783,475.67
Total Delinquent Receivables	1.99%	792	$16,283,701.89

Repossession Inventory:
Repossessed in the Current Collection Period		44	$951,447.60
Total Repossessed Inventory		64	$1,459,802.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4655%
Preceding Collection Period			0.3713%
Current Collection Period			0.4707%
Three Month Average			0.4358%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2177%
Preceding Collection Period			0.2231%
Current Collection Period			0.2605%
Three Month Average			0.2338%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer